Prepaid expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Prepaid expenses
Prepaid expenses	$ 5,997	$ 3,894
Total Prepad expenses	$ 5,997	$ 3,894